Equity Dividends - Ordinary Dividends Paid (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [line items]
Ordinary dividends paid	£ 920	£ 880	£ 842
RELX PLC [member]
Disclosure of dividends [line items]
Ordinary dividends paid	£ 920	£ 880	£ 842